Earnings per share - Narrative (Details) - $ / shares		12 Months Ended
	Aug. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Issuance of shares (in shares)		95,952,934	0	0
Diluted earnings per share (in dollars per share)		$ 0.70	$ 4.44	$ 4.25
Golden Ocean Group Limited
Earnings per share [line items]
Issuance of shares (in shares)	95,952,934